Annual Fund Operating Expenses - BBH Limited Duration Fund	Dec. 31, 2025	[1]
Class N Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Servicing Fee	0.20%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	0.35%
Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Servicing Fee	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.27%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.27%

[1]	Fees reflected in the table as of January 1, 2026.
[2]	Brown Brothers Harriman Credit Partners, LLC (the “Investment Adviser”), has contractually agreed to limit the Total Annual Fund Operating Expenses to 0.35% for Class N Shares through March 1, 2026 (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) (the “Expense Limitation Agreement”). The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).